LOAN PAYABLE	9 Months Ended
Apr. 30, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 5 – LOAN PAYABLE

On May 27, 2020, the Company received a $150,000 loan from the Small Business administration (“Loan”). The Loan accrues interest at 3.75% and matures in thirty years. Monthly payments of principal and interest of $731 are to begin twelve months from the date of the Loan. The Loan can prepaid at any time without penalty.